Trade and Other Payables (Aging Analysis of Trade Payables) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [line items]
Trade payables	¥ 5,640,144	¥ 5,173,208
Within one year [member]
Trade and other payables [line items]
Trade payables	5,568,507	5,151,868
Between one and two years [member]
Trade and other payables [line items]
Trade payables	58,016	7,373
Over two years [member]
Trade and other payables [line items]
Trade payables	¥ 13,621	¥ 13,967